Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment consists of the following (in thousands):

	Estimated Useful Life (Years)	December 31,
		2011	2012
Computer hardware	3	$508	$1,158
Purchased software	3	150	954
Office equipment	3	133	233
Office furniture and fixtures	5	773	1,578
Leasehold improvements	5	1,149	2,415

		2,713	6,338
Less: Accumulated amortization and depreciation		(317)	(1,417)

Net property and equipment		$2,396	$4,921